Consolidated Statement Of Changes In Shareholders' Equity (USD $) In Millions, unless otherwise specified	Share Capital [Member]	Paid In Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Foreign Currency Translation Adjustment [Member]	Compensation Plans [Member]	Total
Balance, Beginning of Year at Dec. 31, 2009	$ 2,393	$ 6	$ 4,918		$ 731	$ (46)
Common Shares Issued under Option Plans	5
Share-Based Compensation	2
Common Shares Purchased under Normal Course Issuer Bid	(48)	(6)	(445)				(499)
Net Earnings (Loss)			2,343				2,343
Dividends on Common Shares			(590)				(590)
Change in foreign currency translation adjustment					232		232
Compensation Plans
Change in funded status of defined benefit and other post-employment benefit plans, net of income taxes of $5 million (2011 - $12 million recovery; 2010 - $1 million recovery)						(2)	(2)
Balance, End of Year at Dec. 31, 2010	2,352		6,226	915	963	(48)	9,493
Common Shares Issued under Option Plans	2						2
Share-Based Compensation		5
Net Earnings (Loss)			5				5
Dividends on Common Shares			(588)				(588)
Change in foreign currency translation adjustment					(305)		(305)
Compensation Plans
Change in funded status of defined benefit and other post-employment benefit plans, net of income taxes of $5 million (2011 - $12 million recovery; 2010 - $1 million recovery)						(34)	(34)
Balance, End of Year at Dec. 31, 2011	2,354	5	5,643	576	658	(82)	8,578
Share-Based Compensation		5
Net Earnings (Loss)			(2,794)				(2,794)
Dividends on Common Shares			(588)				(588)
Change in foreign currency translation adjustment					81		81
Compensation Plans
Change in funded status of defined benefit and other post-employment benefit plans, net of income taxes of $5 million (2011 - $12 million recovery; 2010 - $1 million recovery)						13	13
Balance, End of Year at Dec. 31, 2012	$ 2,354	$ 10	$ 2,261	$ 670	$ 739	$ (69)	$ 5,295